Finance costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance cost	Finance cost

	December 31, 2025	December 31, 2024	December 31, 2023

Interest on loans	$53,099,773	$41,939,489	$44,335,420
Loan prepayment fees	3,127,179	2,321,901	1,971,555

Total	$56,226,952	$44,261,390	$46,306,975